Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Inventories
Finished goods, net	$ 1,154		$ 5,200
Products in process, net	18,506		14,334
Spare parts and supplies, net	56,867		60,060
Inventory gross	76,527		79,594
Finished goods:
Current portion	76,527		79,594
Sociedad Minera Cerro Verde S.A.A.
Inventories
Materials and supplies	449,168		458,203
Products in process, net	170,918		159,354
Provision for impairment of inventory	(1,527)	$ (7,668)
Finished goods:
Copper concentrate	16,059		13,085
Copper cathode	6,762		4,043
Molybdenum concentrate	600		4,183
Current portion	643,507		638,868
Inventories	302,204		264,004
Inventories	$ 945,711		$ 902,872